BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATION
BUSINESS COMBINATION

5. BUSINESS COMBINATION

On April 1, 2010, NewLead completed the 100% acquisition of six vessels (four dry bulk vessels and two product tankers) and Newlead Shipping and its subsidiaries, an integrated technical and commercial management company, pursuant to the terms of a Securities Purchase Agreement, dated March 31, 2010 (the "Purchase Agreement"), between NewLead and Grandunion. Newlead Bulkers S.A., or Newlead Bulkers, is a subsidiary of Newlead Shipping that was acquired as part of this transaction, and provides technical and commercial management services to our dry bulk vessels. In exchange for shares of the subsidiaries acquired, NewLead assumed approximately $161,000 of bank debt, accounts payable and accrued liabilities, net of cash acquired, and paid Grandunion an additional consideration of $5,310 which consisted of $100 in cash, as well as 700,214 common shares (the “Shares”) to Grandunion, reflecting the 737,037 Shares initially issued to complete the acquisition and the subsequent cancellation of 36,823 of these Shares to maintain the aggregate consideration in accordance with the terms of the Purchase Agreement as a result of assuming a higher amount of liabilities. The Company valued the Shares issued at $7.44 per common share, which represented the market price less a discount for the Lock-Up Agreement. The Shares were subject to a Lock-Up Agreement, dated April 1, 2010, pursuant to which the Shares were restricted from disposition or any other transfer for the one year period which ended April 1, 2011.

The acquisition was accounted for under the acquisition method of accounting and, accordingly, the assets acquired and liabilities assumed were recorded at their fair values. The Company estimated the fair values of the assets acquired and liabilities assumed at the date of acquisition as follows:

Fair value on acquisition date
Cash and cash equivalents	$1,661
Trade and other receivables, net	1,342
Inventories	349
Prepaid expenses	950
Backlog asset	9,833
Vessels	143,808
Restricted cash	34
Total assets	157,977

Accounts payable	7,417
Accrued liabilities	1,105
Deferred income	352
Due to related parties, net	547
Deferred charter revenue	3,051
Bank debt	154,475
Total liabilities	166,947

Fair value of net liabilities	8,970
Fair value of additional consideration	5,310
Goodwill	$14,280

The excess of the fair value of total liabilities assumed over total assets acquired and other consideration resulted in a premium (goodwill) recorded in the line “Goodwill” in the Company’s consolidated balance sheet. Goodwill has been allocated to the dry and wet segments, based on the fair values of the respective vessels, at approximately 52% and 48%, respectively (see Note 6). The goodwill balance arose primarily as a result of the synergies existing within the acquired business and also the synergies expected to be achieved as a result of combining the six vessels and Newlead Shipping and its subsidiaries with the rest of the Company.

Direct acquisition costs of approximately $1,300 were fully expensed.

The following paragraph includes pro forma consolidated financial information and reflects the results of operations for the years ended December 31, 2010 and 2009, as if the acquisition had been consummated as of January 1, 2009 and after giving effect to acquisition accounting adjustments. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place as of January 1, 2009. In addition, these results are not intended to be a projection of future results and do not reflect any synergies that might be achieved from the combined operations. The actual results of the operations of the six vessels and the two management companies are included in the consolidated financial statements of the Company only from the date of the acquisition.

If the business combination had taken place on January 1, 2009, the Company’s operating revenues would have been approximately $60,300 for the period January 1, 2009 to October 13, 2009 and approximately $21,500 for the period October 14, 2009 to December 31, 2009, and net loss would have been approximately $133,400 for the period January 1, 2009 to October 13, 2009 and approximately $40,000 for the period October 14, 2009 to December 31, 2009, including $58,684 and $4,409, respectively, loss from discontinued operations. Furthermore, operating revenues would have been approximately $112,400 for the year ended December 31, 2010 and net loss (including approximately $9,063 of gain from discontinued operations) would have been approximately $107,200 for the year ended December 31, 2010. The contribution of this business combination in the year ended December 31, 2010 since the acquisition date was as follows: (a) approximately $31,200 in operating revenues and (b) approximately $2,100 in net loss.